7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

January 25, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Variable Portfolios, Inc.

(File Nos. 333-05173 and 811-7651)

Ladies and Gentlemen:

On behalf of Voya Variable Portfolios, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated January 20, 2017 to Voya FTSE 100 Index® Portfolio’s Prospectus dated May 1, 2016.

The purpose of the filing is to submit the 497(e) filing dated January 20, 2017 in XBRL for the Voya FTSE 100 Index® Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds